Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Risk Management [abstract]
Schedule of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to various currencies denominated in the foreign currency at December 31, 2025 and 2024. The tables do not include amounts denominated in U.S. dollars as at December 31, 2025.
24. Financial risk management (continued)

	December 31, 2025

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	35,940	73,366	191,910
Accounts receivable and other	17,466	73,937	304,421
Current derivative assets	547	—	—
Other non-current assets	2,681	65,917	—
Investments in marketable securities	66,282	—	—
Accounts payable and other	(211,839)	(199,485)	(6,939,745)
Current derivative liabilities	—	(3,420)	—
Current debt - Term Facility	—	(40,824)	—
Non-current derivative liabilities	—	(3,607)	—
Non-current debt - Term Facility	—	(669,576)	—
Other non-current liabilities	(8,975)	(6,768)	(326,876)
Net balance	(97,898)	(710,460)	(6,770,290)

Equivalent in U.S. dollars	$(70,560)	$(834,788)	$(157,954)

Other foreign currency net liability exposure is equivalent to $0.1 million U.S. dollars.

	December 31, 2024

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	48,243	195,111	184,164
Accounts receivable and other	9,861	43,946	188,558
Current derivative assets	74	—	—
Other non-current assets	2,681	75,094	—
Investments in marketable securities	239,883	—	—
Accounts payable and other	(160,206)	(133,103)	(3,255,407)
Current derivative liabilities	—	(2,483)	—
Non-current derivative liabilities	—	(9,245)	—
Non-current debt - Term Facility	—	(452,638)	—
Other non-current liabilities	(2,693)	(6,390)	(229,315)
Net balance	137,843	(289,708)	(3,112,000)

Equivalent in U.S. dollars	$95,584	$(301,175)	$(88,573)

Other foreign currency net liability exposure is equivalent to $0.8 million U.S. dollars.